United States
Securities and Exchange Commission
Washington, DC 20549

Form N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21102

THE HYPERION BROOKFIELD STRATEGIC MORTGAGE INCOME FUND, INC.
(Exact name of registrant as specified in Charter)

THREE WORLD FINANCIAL CENTER, 200 VESEY STREET, 10TH FLOOR,
NEW YORK, NY 10281
(Address of principal executive officers) (Zip code)

CLIFFORD E. LAI, PRESIDENT
THREE WORLD FINANCIAL CENTER
200 VESEY STREET, 10TH FLOOR
NEW YORK, NEW YORK 10281-1010
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-HYPERION

Date of fiscal year end: 11/30

Date of reporting period: July 1, 2007 – June 30, 2008

ITEM 1.  PROXY VOTING RECORD

During the period covered by this report, the Registrant held no voting securities.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  THE HYPERION BROOKFIELD STRATEGIC MORTGAGE INCOME FUND, INC.

By (Signature and Title)	/s/	Clifford E. Lai
Clifford E. Lai, President

Date: August 25, 2008